Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2025
Marketable Securities [Abstract]
Schedule of Company Acquired Equity Securities	The Company acquired equity securities listed in Hong Kong Securities Exchange.
	March 31,
	2024	2025
Cost	$25,772	$24,757
Market value	$23,026	$25,175